Operating Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Operating Leases	Operating Leases
Rental income

The components of operating lease income are as follows:

(in $ millions)	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024

Time charter revenues	29.9	31.2	51.9	54.8

Time charter revenues on our index-linked charters were $24.3 million and $44.5 million in the three and six months ended June 30, 2025, respectively, and $14.8 million and $23.4 million in the three and six months ended June 30, 2024, respectively.